UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

8500 Maryland Avenue, Suite 743  St. Louis   MO  63105

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400  Broadview Heights  OH  44147

 (Name and address of agent for service)

Registrant's telephone number, including area code: (314) 725-6161

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Sparrow Growth Fund

Class A

(SGFFX)

Class C

(SGFCX)

No-Load Class

(SGNFX)

Semi-Annual Report

February 29, 2024

(Unaudited)

Fund Advisor:

Sparrow Capital Management, Inc.

8500 Maryland Avenue, Suite 743

St. Louis, Missouri 63105

Toll Free: (888) 727-3301

Local Phone: (314) 725-6161

SPARROW GROWTH FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 29, 2024 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the value of investments.

Technology 32.14%
Basic Materials 0.73%
Communication Services 15.66%
Consumer Cyclical 9.93%
Consumer Defensive 9.02%
Financial Services 25.46%
Healthcare 6.58%
Industrials 0.21%
Money Maket Fund 0.27%

Sectors are categorized using Morningstar® classifications.  Portfolio composition is subject to change.

Semi-Annual Report |  1

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2024 (UNAUDITED)

Shares		Value

COMMON STOCKS - 99.86%

Beverages - 1.00%
4,325	Coca-Cola Co.	$ 259,587
1,375	PepsiCo, Inc.	227,343
		486,930
Bottled & Canned Soft Drinks & Carbonated Waters - 0.89%
7,330	Monster Beverage Corp. *	433,203

Computer Communications Equipment - 0.19%
340	Arista Networks, Inc. *	94,364

Computer Peripheral Equipment - 0.80%
935	Fortinet, Inc. *	64,618
1,045	Palo Alto Networks, Inc. *	324,525
		389,143
Electronic Computers - 5.57%
13,535	Apple, Inc.	2,446,451
310	Super Micro Computer, Inc. *	268,497
		2,714,948
Finance Services - 4.64%
9,800	American Express Co.	2,150,316
550	Coinbase Global, Inc. Class A *	111,958
		2,262,274
Fire, Marine & Casualty Insurance - 5.55%
3,715	Berkshire Hathaway, Inc. Class B *	1,520,921
940	Chubb Ltd. (Switzerland)	236,570
910	Hanover Insurance Group, Inc.	119,638
640	Hartford Financial Services Group, Inc.	61,338
105	Kinsale Capital Group, Inc.	54,199
4,160	Mercury General Corp.	202,550
1,695	Progressive Corp.	321,304
1,795	Selective Insurance Group, Inc.	187,542
		2,704,062
Food & Kindred Products - 0.12%
985	BellRing Brands, Inc. *	56,096

Hospital & Medical Service Plans - 1.61%
830	Cigna Corp.	278,996
65	Elevance Health, Inc.	32,581
960	United Health Group, Inc.	473,856
		785,433
Hotels & Motels - 0.48%
430	Hilton Worldwide Holdings, Inc.	87,857
590	Marriott International, Inc. Class A	147,423
		235,280

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  2

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Shares		Value

Industrial Instruments for Measurement, Display, and Control - 0.08%
70	Roper Technologies, Inc.	$ 38,131

Insurance Agents, Brokers & Service - 0.62%
140	Arthur J. Gallagher & Co.	34,150
420	Brown & Brown, Inc.	35,368
1,145	Marsh & McLennan Companies, Inc.	231,599
		301,117
Investment Advice - 0.13%
545	Apollo Global Management, Inc.	60,931

Men's & Boy's Furnishgs, Work Clothg, & Allied Garments - 0.07%
55	Cintas Corp.	34,574

Mortgage Bankers & Loan Correspondents - 0.40%
2,310	PennyMac Financial Services, Inc.	196,188

National Commercial Banks - 1.22%
3,195	JPMorgan Chase & Co.	594,462

Perfumes, Cosmetics & Other Toilet Preparations - 0.11%
260	e.l.f. Beauty, Inc. *	54,218

Pharmaceutical Preparations - 4.70%
1,840	Eli Lilly & Co.	1,386,771
1,950	Vertex Pharmaceuticals, Inc. *	820,443
430	Zoetis, Inc. Class A	85,282
		2,292,496
Retail - Auto & Home Supply Stores - 0.90%
405	O'Reilly Automotive, Inc. *	440,405

Retail - Auto Dealers & Gasoline Stations - 0.49%
80	AutoZone, Inc. *	240,482

Retail - Building Materials, Hardware, Garden Supply - 0.51%
745	Sherwin Williams Co.	247,362

Retail - Catalog & Mail-Order Houses - 5.61%
15,480	Amazon.com, Inc. *	2,736,245

Retail - Eating Places - 0.73%
20	Chipotle Mexican Grill, Inc. *	53,775
1,030	McDonalds Corp.	301,048
		354,823
Retail - Family Clothing Stores - 0.18%
880	TJX Companies, Inc.	87,243

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  3

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Shares		Value

Retail - Variety Stores - 6.15%
1,135	Costco Wholesale Corp.	$ 844,315
36,690	Walmart, Inc.	2,150,401
		2,994,716
Search, Detection, Navigation, Guidance, Aeronautical Sys - 0.48%
4,135	Nextracker, Inc. Class A *	232,552

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.67%
660	CME Group, Inc. Class A	145,431
995	Intercontinental Exchange, Inc.	137,728
165	LPL Financial Holdings, Inc.	44,202
		327,361
Security Brokers, Dealers & Flotation Companies - 0.18%
1,320	SEI Investments Co.	88,770

Semiconductors & Related Devices - 6.69%
340	Advanced Micro Devices, Inc. *	65,460
685	Broadcom, Inc.	890,836
2,915	NVIDIA Corp.	2,306,115
		3,262,411
Services - Business Services - 10.32%
70	Fair Isaac Corp. *	88,894
1,080	Fiserv, Inc. *	161,212
795	Fleetcor Technologies, Inc. *	222,020
4,450	Mastercard, Inc. Class A	2,112,682
290	MSCI, Inc.	162,681
2,660	Uber Technologies, Inc. *	211,470
7,325	Visa, Inc. Class A	2,070,338
		5,029,297
Services - Computer Integrated Systems Design - 0.30%
1,260	GoDaddy, Inc. Class A *	143,829

Services - Computer Processing & Data Preparation - 0.62%
1,030	Workday, Inc. Class A *	303,500

Services - Computer Programming, Data Processing, Etc. - 11.70%
19,645	Alphabet, Inc. Class A *	2,720,047
905	AppLovin Corp. Class A *	54,047
485	FactSet Research Systems, Inc.	224,351
5,515	Meta Platforms, Inc. Class A	2,703,067
		5,701,512
Services - Consumer Credit Reporting, Collection Agencies - 2.71%
1,155	Moody's Corp.	438,230
2,055	S&P Global, Inc.	880,321
		1,318,551

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  4

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Shares		Value

Services - Engineering, Accounting, Research, Management - 0.07%
275	Paychex, Inc.	$ 33,721

Services - Management Consulting Services - 0.07%
230	Booz Allen Hamilton Holding Corp.	33,973

Services - Management Services - 0.11%
3,685	R1 RCM, Inc. *	51,774

Services - Prepackaged Software - 16.26%
830	Adobe, Inc. *	465,032
915	AppFolio, Inc. Class A *	221,512
180	Cadence Design Systems, Inc. *	54,788
1,130	CrowdStrike Holdings, Inc. Class A *	366,290
640	Datadog, Inc. Class A *	84,134
1,130	Electronic Arts, Inc.	157,612
290	Intuit, Inc.	192,238
365	Manhattan Associates, Inc. *	92,466
7,555	Microsoft Corp.	3,125,050
6,230	Oracle Corp.	695,766
2,420	Palantir Technologies, Inc. Class A *	60,694
1,665	Paycom Software, Inc.	303,679
240	PTC, Inc. *	43,922
3,465	Salesforce, Inc. *	1,070,061
1,175	ServiceNow, Inc. *	906,325
145	Synopsys, Inc. *	83,191
		7,922,760
Services - To Dwellings & Other Buildings - 0.52%
1,605	Airbnb, Inc. Class A *	252,739

Services - Video Tape Rental - 4.23%
3,420	Netflix, Inc. *	2,061,986

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 1.00%
495	Ecolab, Inc.	111,296
2,355	Procter & Gamble Co.	374,304
		485,600
Surgical & Medical Instruments & Apparatus - 0.16%
230	Stryker Corp.	80,286

Transportation Services - 1.02%
143	Booking Holdings, Inc. *	496,043

TOTAL FOR COMMON STOCKS (Cost $34,293,630) - 99.86%		48,661,791

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  5

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Shares		Value

MONEY MARKET FUND - 0.26%
129,468	Fidelity Investments Money Market Government Portfolio - Class I - 5.20% **	$ 129,468
TOTAL FOR MONEY MARKET FUND (Cost $129,468) - 0.26%		129,468

TOTAL INVESTMENTS (Cost $34,423,098) - 100.12%		48,791,259

LIABILITIES LESS OTHER ASSETS - (0.12)%		(60,119)

NET ASSETS - 100.00%		$ 48,731,140

* Non-income producing securities during the period.

** Variable rate security; the money market rate shown represents the seven day yield on February 29, 2024.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  6

SPARROW GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2024 (UNAUDITED)

Assets:
Investments in Securities, at Fair Value (Cost $34,423,098)	$ 48,791,259
Receivables:
Securities Sold	357,567
Dividends	23,592
Subscriptions Receivable	18,296
Prepaid Expenses	25,518
Total Assets	49,216,232
Liabilities:
Payables:
Securities Sold	427,796
Advisory Fees	35,254
Administrative Fees	500
Compliance Fees	500
Trustee Fees	500
Other Accrued Expenses	20,542
Total Liabilities	485,092
Net Assets	$ 48,731,140

Net Assets Consist of:
Paid In Capital	$ 34,950,371
Distributable Earnings	13,780,769
Net Assets	$ 48,731,140

Class A:
Net Assets	$ 16,781,750
Shares outstanding (unlimited number of shares authorized with no par value)	438,304
Net Asset Value	$ 38.29
Offering Price Per Share ($38.29/ 94.25%) (Note 2)	$ 40.63
Short-term Redemption Price Per Share ($38.29 x 0.99) *	$ 37.91

Class C:
Net Assets	$ 3,293,513
Shares outstanding (unlimited number of shares authorized with no par value)	95,929
Net Asset Value, Redemption Price and Offering Price Per Share	$ 34.33

No Load Class:
Net Assets	$ 28,655,877
Shares outstanding (unlimited number of shares authorized with no par value)	759,247
Net Asset Value, Redemption Price and Offering Price Per Share	$ 37.74

* The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class A shares redeemed within 18 months of purchase if the shares were purchased without an initial sales charge because they were purchases of $1 million or more or purchases by qualified retirement plans with at least 200 eligible employees. See Note 2 for further analysis.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  7

SPARROW GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended February 29, 2024 (UNAUDITED)

Investment Income:
Dividends	$ 193,762
Total Investment Income	193,762

Expenses:
Advisory Fees (Note 4)	216,679
Distribution and/or Service (12b-1) Fees (Class A - $37,394;
Class C - $14,599) (Note 4)	51,993
Transfer Agent Fees	4,700
Legal Fees	10,265
Accounting Fees	18,547
Administrative Fees	2,949
Audit Fees *	11,000
Compliance Fees	2,958
Insurance Fees	560
Custody Fees	7,952
Miscellaneous Fees	6,127
Registration Fees	21,613
Trustee Fees	2,095
Printing and Mailing Fees	3,692
Total Expenses	361,130

Net Investment Loss	(167,368)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments	(76,322)
Net Change in Unrealized Appreciation on Investments	6,793,818
Net Realized and Unrealized Gain on Investments	6,717,496

Net Increase in Net Assets Resulting from Operations	$ 6,550,128

* Audit fees are for the review and preparation of the auditor's opinion and consent.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  8

SPARROW GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/29/2024	8/31/2023
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (167,368)	$ (129,788)
Net Realized Loss on Investments	(76,322)	(43,226)
Net Change in Unrealized Appreciation on Investments	6,793,818	5,332,720
Net Increase in Net Assets Resulting from Operations	6,550,128	5,159,706

Distributions to Shareholders from:
Class A	-	(2,139,236)
Class C	-	(448,919)
No Load Class	-	(3,197,489)
Change in Net Assets from Distributions	-	(5,785,644)

Capital Share Transactions:
Proceeds from Sale of Shares
Class A	244,950	1,395,221
Class C	400,620	236,877
No Load Class	1,596,138	4,483,643
Reinvestment of Shares
Class A	-	2,008,101
Class C	-	337,631
No Load Class	-	3,157,447
Cost of Shares Redeemed
Class A	(567,593)	(1,562,754)
Class C	(176,017)	(427,561)
No Load Class	(1,551,864)	(2,712,891)
Net Increase (Decrease) from Shareholder Activity	(53,766)	6,915,714

Net Assets:
Net Increase in Net Assets	6,496,362	6,289,776
Beginning of Year/Period	42,234,778	35,945,002
End of Year/Period	$48,731,140	$42,234,778

Share Transactions:
Shares Sold
Class A	7,293	43,595
Class C	13,211	8,436
No Load Class	47,925	147,965
Reinvestment of Shares
Class A	-	67,750
Class C	-	12,626
No Load Class	-	108,690
Shares Redeemed
Class A	(16,806)	(48,313)
Class C	(5,845)	(15,074)
No Load Class	(45,617)	(88,938)
Net Increase in Shares	161	236,737

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  9

SPARROW GROWTH FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

(Unaudited) Six Months Ended 2/29/2024	Years Ended				
		8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019
Net Asset Value, at Beginning of Year/Period	$ 33.21	$ 34.59	$ 51.83	$ 41.23	$ 26.18	$ 29.89
Income (Loss) From Investment Operations:						
Net Investment Loss [(a)]	(0.18)	(0.19)	(0.43)	(0.87)	(0.57)	(0.53)
Net Gain (Loss) on Investments (Realized and Unrealized)	5.26	4.36	(16.81)	11.81	15.97	(1.96)
Total from Investment Operations	5.08	4.17	(17.24)	10.94	15.40	(2.49)
Distributions:						
Realized Gains	-	(5.55)	-	(0.34)	(0.35)	(1.22)
Total from Distributions	-	(5.55)	-	(0.34)	(0.35)	(1.22)
Net Asset Value, at End of Year/Period	$ 38.29	$ 33.21	$ 34.59	$ 51.83	$ 41.23	$ 26.18
Total Return [(b)]	15.30% [(e)]	14.00%	(33.26)%	26.53%	59.58%	(6.80)%
Ratios/Supplemental Data:						
Net Assets at End of Year/Period (Thousands)	$ 16,782	$ 14,872	$ 13,312	$ 22,671	$ 16,622	$ 10,367
Ratio of Expenses to Average Net Assets	1.93% [(d)]	1.94%	1.90%	1.81%	2.02%	2.10%
Ratio of Net Investment Loss to Average Net Assets	(1.03)% [(d)]	(0.59)%	(1.02)%	(1.73)%	(1.99)%	(2.06)%
Portfolio Turnover [(c)]	20.02% [(e)]	55.79%	192.58%	44.86%	13.14%	23.94%

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.      Total return does not reflect load.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

(d) Annualized.

(e) Not annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  10

SPARROW GROWTH FUND

CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

(Unaudited) Six Months Ended 2/29/2024	Years Ended 8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019
Net Asset Value, at Beginning of Year/Period	$ 29.85	$ 31.79	$ 47.86	$ 38.29	$ 24.50	$ 28.21
Income (Loss) From Investment Operations:						
Net Investment Loss [(a)]	(0.23)	(0.32)	(0.61)	(1.03)	(0.67)	(0.62)
Net Gain (Loss) on Investments (Realized and Unrealized)	4.71	3.93	(15.46)	10.94	14.81	(1.87)
Total from Investment Operations	4.48	3.61	(16.07)	9.91	14.14	(2.49)
Distributions:						
Realized Gains	-	(5.55)	-	(0.34)	(0.35)	(1.22)
Total from Distributions	-	(5.55)	-	(0.34)	(0.35)	(1.22)
Net Asset Value, at End of Year/Period	$ 34.33	$ 29.85	$ 31.79	$ 47.86	$ 38.29	$ 24.50
Total Return [(b)]	15.01% [(e)]	13.39%	(33.58)%	25.87%	58.51%	(7.22)%
Ratios/Supplemental Data:						
Net Assets at End of Year/Period (Thousands)	$ 3,294	$ 2,644	$ 2,625	$ 6,122	$ 5,301	$ 2,771
Ratio of Expenses to Average Net Assets	2.42% [(d)]	2.44%	2.39%	2.31%	2.51%	2.60%
Ratio of Net Investment Loss to Average Net Assets	(1.53)% [(d)]	(1.09)%	(1.57)%	(2.24)%	(2.48)%	(2.56)%
Portfolio Turnover [(c)]	20.02% [(e)]	55.79%	192.58%	44.86%	13.14%	23.94%

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

(d) Annualized.

(e) Not annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  11

SPARROW GROWTH FUND

NO LOAD CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

(Unaudited) Six Months Ended 2/29/2024	Years Ended 8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019
Net Asset Value, at Beginning of Year/Period	$ 32.66	$ 33.96	$ 50.62	$ 40.08	$ 25.35	$ 28.93
Income (Loss) From Investment Operations:						
Net Investment Loss [a]	(0.09)	(0.03)	(0.23)	(0.60)	(0.43)	(0.45)
Net Gain (Loss) on Investments (Realized and Unrealized)	5.17	4.28	(16.43)	11.48	15.51	(1.91)
Total from Investment Operations	5.08	4.25	(16.66)	10.88	15.08	(2.36)
Distributions:						
Realized Gains	-	(5.55)	-	(0.34)	(0.35)	(1.22)
Total from Distributions	-	(5.55)	-	(0.34)	(0.35)	(1.22)
Net Asset Value, at End of Year/Period	$ 37.74	$ 32.66	$ 33.96	$ 50.62	$ 40.08	$ 25.35
Total Return [b]	15.55% [e]	14.55%	(32.91)%	27.14%	60.27%	(6.57)%
Ratios/Supplemental Data:						
Net Assets at End of Year/Period (Thousands)	$ 28,656	$ 24,719	$ 20,008	$ 48,818	$ 22,345	$ 10,016
Ratio of Expenses to Average Net Assets	1.43% [d]	1.44%	1.39%	1.30%	1.57%	1.85%
Ratio of Net Investment Loss to Average Net Assets	(0.53)% [d]	(0.09)%	(0.56)%	(1.23)%	(1.54)%	(1.81)%
Portfolio Turnover [c]	20.02% [e]	55.79%	192.58%	44.86%	13.14%	23.94%

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

(d) Annualized.

(e) Not annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  12

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2024 (UNAUDITED)

NOTE 1. ORGANIZATION

The Sparrow Growth Fund (the “Fund”) was organized as a series of the Sparrow Funds (the “Trust”) on July 14, 1998, and commenced operations on October 4, 1998. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 14, 1998 (the “Trust Agreement”). The Fund is diversified. The Fund’s investment objective is to provide long-term capital appreciation. The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Board has authorized three classes of shares: Class A shares, Class C shares, and No Load Class shares. Each class is subject to different expenses and a different sales charge structure. The investment advisor to the Fund is Sparrow Capital Management, Inc. (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.

Security Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - The Fund complies with requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and distributes substantially all of its net investment income and net realized gains as dividends to its shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of and during the six months ended February 29, 2024, management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2021-2023), or expected to be taken in the Fund’s 2024 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal and certain state tax authorities. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred.  As of and during the six months ended February 29, 2024, the Fund did not incur any interest or penalties.

Semi-Annual Report |  13

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Security Transactions and Related Income - The Fund records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and capital gains at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless a shareholder requests cash distributions on the shareholder’s application or through a written request. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.

Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Sales Charges - With respect to Class A shares, there is a 5.75% maximum initial sales charge, except on purchases of $1 million or more, or on purchases by qualified retirement plans with at least 200 eligible employees. However, shares that are exempt from the initial sales charge will be subject to a contingent deferred sales charge (“CDSC”) of 1%, based on the lower of the shares’ cost or current net asset value (“NAV”), if the shares are redeemed within eighteen months of purchase. Purchasers of Class A shares may be entitled to sales charge reductions as described in the “Sales Charge Reduction and Waivers” section of the Prospectus.  With respect to Class C and No Load Class shares, there is no initial sales charge or CDSC.  Shareholders were charged $1,204 in sales charges for Class A shares during the six months ended February 29, 2024.

Allocation of Income and Expenses, Realized and Unrealized Capital Gains and Losses – Income, realized and unrealized gains and losses on investments, and Fund-wide expenses are allocated on a daily basis to each class of shares based upon their relative net assets. Class-specific expenses are charged directly to the respective share class.

Indemnifications - In the normal course of business, the Fund enters into contracts that contain general indemnification to other parties. The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of loss to be remote.

NOTE 3. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks) - Equity securities are generally valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price in an active market or the market close, the security is categorized as Level 1 within the fair value hierarchy. When the security position is not considered to be part of an active market, or when the security is valued at the bid price, the position is generally categorized as Level 2 in the fair value hierarchy. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized as Level 3 within the fair value hierarchy. Manually priced securities held by the Fund (if any) are reviewed by the Board on a quarterly basis.

Money market mutual funds (if any) are generally priced at the ending NAV provided by the service agent of the fund.  These securities are categorized as Level 1 within the fair value hierarchy.

The following table summarizes the Fund’s investments by inputs used to value the assets as of February 29, 2024:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 48,661,791	$ -	$ -	$ 48,661,791
Money Market Fund	129,468	-	-	129,468
Total	$ 48,791,259	$ -	$ -	$ 48,791,259

The Fund did not hold any Level 2 or Level 3 assets during the six months ended February 29, 2024. For more detail on the Fund’s investments in common stocks please refer to the Schedule of Investments. The Fund did not hold any derivative instruments at any time during the six months ended February 29, 2024.

NOTE 4. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the terms of the management agreement between the Advisor and the Trust with respect to the Fund, the Advisor manages the Fund’s investments. The Fund pays the Advisor a management fee, calculated daily and paid monthly, at the annual rate of 1.00% of the Fund’s average daily net assets. The Fund pays all of its operating expenses. For the six months ended February 29, 2024, the Advisor earned fees of $216,679 from the Fund. As of February 29, 2024, the Fund owed $35,254 to the Advisor. The President of the Advisor is also a Trustee of the Trust.

Foreside Financial Services, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Fund has adopted Distribution and Shareholder Servicing Plans (the “Plans”), with respect to Class A shares and Class C shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Under the Class A Plan, the Fund pays the Distributor an annual fee of up to 0.25% of the average daily net assets of the Fund invested in Class A shares to help defray the cost of distributing Class A shares. This amount will be paid to the Distributor, and will be used by the Distributor to compensate qualifying financial institutions (such as banks, brokers-dealers and other industry professionals) who sell Class A shares and provide distribution-related services to the Class A shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. The Fund also pays directly to the Advisor a service fee equal to 0.25% of the average daily net assets of the Fund invested in Class A shares. This amount will be used by the Advisor to compensate any entity, including registered broker-dealers, custodians, investment advisers, financial planners, 401(k) administrators, etc, that perform certain administrative or other servicing functions for the Fund’s Class A shareholders. During the six months ended February 29, 2024, there were no amounts retained by the Advisor.

Under the Class C Plan, the Fund pays an annual fee of 1.00% (0.25% for shareholder servicing and 0.75% for distribution) of the average daily net assets of the Fund invested in Class C shares. The Advisor will use these fees to compensate entities that perform certain administrative or other servicing functions for the Fund’s Class C shares, including registered broker-dealers, custodians, mutual fund platform sponsors, investment advisers, financial planners, 401(k) administrators, etc. During the six months ended February 29, 2024, there were no amounts retained by the Advisor.

The Plans, other than Distributor Fees in Class A, are compensation plans, which means that the full 12b-1 fee payable under the respective Plan is paid to the Advisor and Distributor irrespective of actual 12b-1 fees incurred. For the six months ended February 29, 2024, Class A incurred 12b-1 expenses of $37,394, and Class C incurred 12b-1 expenses of $14,599. At February 29, 2024, the Fund owed $3,222 in 12b-1 expenses.

The Trust, on behalf of the Fund, entered into Administration and Compliance Agreements with Empirical Administration, LLC (“Empirical”), which provides administration and compliance services to the Fund.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of Mutual Shareholder Services, which provides transfer agency and fund accounting services to the Fund.  Mr. Pokersnik serves as the Chief Compliance Officer of the Trust.  For the services Empirical provides under the Administration and Compliance Agreements, Empirical receives a monthly fee of $1,000 from the Fund.  For the six months ended February 29, 2024, Empirical earned $5,907 for these services, included in the Administrative and Compliance Fees on the Statement of Operations. As of February 29, 2024, the Fund owed Empirical $1,000.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 29, 2024, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases

Investment Securities                          $ 8,734,879

Sales

Investment Securities                          $ 8,718,773

NOTE 6. TAX MATTERS

As of August 31, 2023, the aggregate cost of securities for federal income tax purposes was $34,481,161.

As of August 31, 2023, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation                             $    7,820,168

Gross (Depreciation)                                  (274,624)

Net Appreciation on Investments       $    7,545,544

The tax character of distributions paid during the six months ended February 29, 2024 and year ended August 31, 2023, was as follows:

	February 29, 2024	August 31, 2023
Distributions paid from:
Ordinary Income	$ -	$ -
Capital Gains	$ -	$ 5,785,644
Total	$ -	$ 5,785,644

For the six months ended February 29, 2024, there were no distributions paid. For the year ended August 31, 2023, each share class paid a long-term gain distribution of $5.552156 per share, on December 16, 2022.

As of August 31, 2023, the components of distributable earnings on a tax basis were as follows:

Late-year ordinary loss	$ (102,072)
Capital loss carryforward – short term	(71,179)
Accumulated undistributed capital gain	-
Unrealized appreciation	7,545,544
$ 7,372,293

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales. Permanent book and tax differences, primarily attributable to net operating losses, resulted in reclassification for the Fund for the fiscal year ended August 31, 2023 as follows:

Paid-in Capital	Total Distributable Earnings/(Deficit)
$ (141,652)	$ 141,652

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year (“Post-October Losses” and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. The Fund elected to defer for the year ended August 31, 2023, Late Year ordinary losses in the amount of $102,072. These losses are deemed to arise on the first day of the following fiscal year for tax purposes.

As of August 31, 2023, the Fund had $71,179 in short-term capital loss carryforwards that do not expire for federal income tax purposes. The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders and may be carried forward indefinitely retaining their character as short-term and/or long-term.

NOTE 7. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

NOTE 8. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of February 29, 2024, Charles Schwab & Co., Inc. held in omnibus accounts for the benefit of others, approximately 34.78% of the voting securities of the Fund and may be deemed to control the Fund. However, the above ownership does not constitute control with respect to the Securities and Exchange Commission’s (“SEC's”) auditor independence rules as they are not beneficial owners with significant influence over the Fund.

NOTE 9.  MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

Semi-Annual Report |  14

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION

FEBRUARY 29, 2024 (UNAUDITED)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2023 through February 29, 2024.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Semi-Annual Report |  15

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Sparrow Growth Fund Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2023	February 29, 2024	September 1, 2023 to February 29, 2024

Actual	$1,000.00	$1,152.97	$10.33
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.27	$ 9.67

* Expenses are equal to the Fund's annualized expense ratio of 1.93%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Sparrow Growth Fund Class C

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2023	February 29, 2024	September 1, 2023 to February 29, 2024

Actual	$1,000.00	$1,150.08	$12.94
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.83	$12.11

* Expenses are equal to the Fund's annualized expense ratio of 2.42%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Sparrow Growth Fund No Load Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2023	February 29, 2024	September 1, 2023 to February 29, 2024

Actual	$1,000.00	$1,155.54	$7.66
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.75	$7.17

* Expenses are equal to the Fund's annualized expense ratio of 1.43%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semi-Annual Report |  16

SPARROW GROWTH FUND

ADDITIONAL INFORMATION

FEBRUARY 29, 2024 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-888-727-3301 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC on Form N-PORT.  The Form N-PORT filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-PORT are available on the SEC’s website at http://sec.gov.  You may also obtain copies by calling the Fund at 1-888-727-3301.

Liquidity Risk Management Program - The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended February 29, 2024, the Trust’s Liquidity Program Administrator (the “Administrator”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Additionally, the Board reviewed a written report addressing the operation of the Liquidity Risk Management Program and assessing its adequacy and the effectiveness of its implementation. Accordingly, the Administrator and the Board concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Semi-Annual Report |  17

TRUSTEES

Gerald R. Sparrow

Donald E. Hake

Donald D. Woodruff

OFFICERS

Gerald R. Sparrow, President, Secretary and Treasurer

Brandon M. Pokersnik, Chief Compliance Officer

INVESTMENT ADVISOR

Sparrow Capital Management, Inc.

8500 Maryland Avenue, Suite 743

St. Louis, MO 63105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

US Bank, N.A.

425 Walnut St.

Cincinnati, OH 45202

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Additional information about the Trustees is available in the Fund's Statement of Additional Information which is available, without charge, upon request by calling (888) 727-3301.

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 4. Principal Accountant Fees and Services.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable – applies to closed-end funds only.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affliliated Purchasers.  Not applicable – applies to closed-end funds only.

Item 10.  Submission of Matters to a Vote of Security Holders.  Not applicable – the registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sparrow Funds

By /s/ Gerald Sparrow

*Gerald Sparrow

President

Date:  May 1, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gerald Sparrow

*Gerald Sparrow

President and Treasurer

Date:  May 1, 2024

* Print the name and title of each signing officer under his or her signature.